Segment Reporting - Condensed Consolidated Balance Sheet (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Intangible assets
Goodwill	$ 1.9	$ 1.8	$ 1.8
Other intangible assets	4.2	4.0	2.3
Total intangible assets	6.1	5.8	4.1
Tangible fixed assets
Land and buildings	8.3	9.7	8.3
Vessels and capitalized dry-docking	2,918.8	2,792.2	2,691.7
Prepayments on vessels	29.3	14.1	0.0	$ 0.0
Other non-current assets under construction	4.5	3.4	2.2
Other plant and operating equipment	1.9	2.5	2.6
Total tangible fixed assets	2,962.8	2,821.9	2,704.8
Financial assets
Investments in joint ventures	0.0	0.0	0.1
Loan receivables	4.4	4.4	4.5
Deferred tax asset	0.3	0.3	0.3
Other investments	3.0	2.7	0.1
Total financial assets	7.7	7.4	5.0
Total non-current assets	2,976.6	2,835.1	2,713.9
Inventories	111.8	66.5	69.5
Trade receivables	322.4	214.7	170.9
Other receivables	28.1	23.7	30.9
Prepayments	16.1	39.1	10.6
Cash and cash equivalents incl. restricted cash	368.2	163.5	369.8
Current assets excl. assets held for sale	846.6	507.5	651.7
Assets held for sale	0.0	24.4	31.1
Total current assets	846.6	531.9	682.8
TOTAL ASSETS	3,823.2	3,367.0	3,396.7
EQUITY AND LIABILITIES
Total equity	2,550.3	2,202.6	2,107.3	$ 2,074.8
Liabilities
Non-current tax liability related to held-over gains	45.2	45.2	45.2
Deferred tax liability	2.0	0.2	0.3
Borrowings	839.2	714.3	969.8
Other non-current liabilities	13.8	3.3	8.0
Total non-current liabilities	900.2	763.0	1,023.3
Borrowings	237.0	288.8	156.2
Trade payables	81.8	41.0	45.2
Current tax liabilities	0.1	0.3	1.3
Other liabilities	46.8	68.3	57.1
Provisions	0.4	0.7	0.7
Prepayments from customers	6.6	2.3	5.6
Total current liabilities	372.7	401.4	266.1
Total liabilities	1,272.9	1,164.4	1,289.4
TOTAL EQUITY AND LIABILITIES	3,823.2	3,367.0	3,396.7
Operating segments
Intangible assets
Goodwill	1.9	1.8	1.8
Other intangible assets	4.2	4.0	2.3
Total intangible assets	6.1	5.8	4.1
Tangible fixed assets
Land and buildings	8.3	9.7	8.3
Vessels and capitalized dry-docking	2,918.8	2,792.2	2,691.7
Prepayments on vessels	29.3	14.1	0.0
Other non-current assets under construction	4.5	3.4	2.2
Other plant and operating equipment	1.9	2.5	2.6
Total tangible fixed assets	2,962.8	2,821.9	2,704.8
Financial assets
Investments in joint ventures	0.0	0.0	0.1
Loan receivables	4.4	4.4	4.5
Deferred tax asset	0.3	0.3	0.3
Other investments	3.0	2.7	0.1
Total financial assets	7.7	7.4	5.0
Total non-current assets	2,976.6	2,835.1	2,713.9
Inventories	111.8	66.5	69.5
Trade receivables	322.4	214.7	170.9
Other receivables	28.1	23.7	30.9
Prepayments	16.1	39.1	10.6
Cash and cash equivalents incl. restricted cash	368.2	163.5	369.8
Current assets excl. assets held for sale	846.6	507.5	651.7
Assets held for sale	0.0	24.4	31.1
Total current assets	846.6	531.9	682.8
TOTAL ASSETS	3,823.2	3,367.0	3,396.7
EQUITY AND LIABILITIES
Total equity	2,550.3	2,202.6	2,107.3
Liabilities
Non-current tax liability related to held-over gains	45.2	45.2	45.2
Deferred tax liability	2.0	0.2	0.3
Borrowings	839.2	714.3	969.8
Other non-current liabilities	13.8	3.3	8.0
Total non-current liabilities	900.2	763.0	1,023.3
Borrowings	237.0	288.8	156.2
Trade payables	81.8	41.0	45.2
Current tax liabilities	0.1	0.3	1.3
Other liabilities	46.8	68.3	57.1
Provisions	0.4	0.7	0.7
Prepayments from customers	6.6	2.3	5.6
Total current liabilities	372.7	401.4	266.1
Total liabilities	1,272.9	1,164.4	1,289.4
TOTAL EQUITY AND LIABILITIES	3,823.2	3,367.0	3,396.7
Operating segments | Tanker segment
Intangible assets
Goodwill	0.0	0.0	0.0
Other intangible assets	1.8	1.6	1.4
Total intangible assets	1.8	1.6	1.4
Tangible fixed assets
Land and buildings	6.5	7.7	8.1
Vessels and capitalized dry-docking	2,934.6	2,806.8	2,706.3
Prepayments on vessels	29.3	14.1	0.0
Other non-current assets under construction	0.0	0.0	0.0
Other plant and operating equipment	1.1	1.4	1.4
Total tangible fixed assets	2,971.5	2,830.0	2,715.8
Financial assets
Investments in joint ventures	0.0	0.0	0.1
Loan receivables	4.4	4.4	4.5
Deferred tax asset	0.3	0.3	0.3
Other investments	3.0	2.7	0.1
Total financial assets	7.7	7.4	5.0
Total non-current assets	2,981.0	2,839.0	2,722.2
Inventories	108.6	63.8	66.9
Trade receivables	315.7	209.8	166.6
Other receivables	19.8	16.9	26.0
Prepayments	14.9	38.4	10.3
Cash and cash equivalents incl. restricted cash	361.8	155.6	361.5
Current assets excl. assets held for sale	820.8	484.5	631.3
Assets held for sale	0.0	24.4	31.4
Total current assets	820.8	508.9	662.7
TOTAL ASSETS	3,801.8	3,347.9	3,384.9
EQUITY AND LIABILITIES
Total equity	2,546.2	2,196.5	2,102.9
Liabilities
Non-current tax liability related to held-over gains	45.2	45.2	45.2
Deferred tax liability	1.8	0.0	0.0
Borrowings	837.7	712.8	969.1
Other non-current liabilities	13.3	2.7	7.4
Total non-current liabilities	898.0	760.7	1,021.7
Borrowings	233.1	285.2	154.3
Trade payables	78.2	38.8	43.4
Current tax liabilities	0.1	0.1	1.1
Other liabilities	46.2	66.6	56.7
Provisions	0.0	0.0	0.0
Prepayments from customers	0.0	0.0	4.8
Total current liabilities	357.6	390.7	260.3
Total liabilities	1,255.6	1,151.4	1,282.0
TOTAL EQUITY AND LIABILITIES	3,801.8	3,347.9	3,384.9
Operating segments | Marine Engineering segment
Intangible assets
Goodwill	1.9	1.8	1.8
Other intangible assets	2.4	2.4	0.9
Total intangible assets	4.3	4.2	2.7
Tangible fixed assets
Land and buildings	1.8	2.0	0.2
Vessels and capitalized dry-docking	0.0	0.0	0.0
Prepayments on vessels	0.0	0.0	0.0
Other non-current assets under construction	4.5	3.4	2.2
Other plant and operating equipment	0.8	1.1	1.2
Total tangible fixed assets	7.1	6.5	3.6
Financial assets
Investments in joint ventures	0.0	0.0	0.0
Loan receivables	0.0	0.0	0.0
Deferred tax asset	0.0	0.0	0.0
Other investments	0.0	0.0	0.0
Total financial assets	0.0	0.0	0.0
Total non-current assets	11.4	10.7	6.3
Inventories	3.2	2.7	2.6
Trade receivables	6.8	4.9	4.6
Other receivables	8.3	6.8	4.9
Prepayments	1.2	0.7	0.3
Cash and cash equivalents incl. restricted cash	6.4	7.9	8.3
Current assets excl. assets held for sale	25.9	23.0	20.7
Assets held for sale	0.0	0.0	0.0
Total current assets	25.9	23.0	20.7
TOTAL ASSETS	37.3	33.7	27.0
EQUITY AND LIABILITIES
Total equity	18.0	18.4	15.8
Liabilities
Non-current tax liability related to held-over gains	0.0	0.0	0.0
Deferred tax liability	0.2	0.2	0.3
Borrowings	1.5	1.5	0.7
Other non-current liabilities	0.5	0.6	0.6
Total non-current liabilities	2.2	2.3	1.6
Borrowings	3.9	3.6	1.9
Trade payables	3.6	2.2	1.8
Current tax liabilities	0.0	0.2	0.2
Other liabilities	0.7	1.7	0.7
Provisions	0.4	0.7	0.7
Prepayments from customers	8.5	4.6	4.3
Total current liabilities	17.1	13.0	9.6
Total liabilities	19.3	15.3	11.2
TOTAL EQUITY AND LIABILITIES	37.3	33.7	27.0
Inter-segment elimination
Intangible assets
Goodwill	0.0	0.0	0.0
Other intangible assets	0.0	0.0	0.0
Total intangible assets	0.0	0.0	0.0
Tangible fixed assets
Land and buildings	0.0	0.0	0.0
Vessels and capitalized dry-docking	(15.8)	(14.6)	(14.6)
Prepayments on vessels	0.0	0.0	0.0
Other non-current assets under construction	0.0	0.0	0.0
Other plant and operating equipment	0.0	0.0	0.0
Total tangible fixed assets	(15.8)	(14.6)	(14.6)
Financial assets
Investments in joint ventures	0.0	0.0	0.0
Loan receivables	0.0	0.0	0.0
Deferred tax asset	0.0	0.0	0.0
Other investments	0.0	0.0	0.0
Total financial assets	0.0	0.0	0.0
Total non-current assets	(15.8)	(14.6)	(14.6)
Inventories	0.0	0.0	0.0
Trade receivables	(0.1)	0.0	(0.3)
Other receivables	0.0	0.0	0.0
Prepayments	0.0	0.0	0.0
Cash and cash equivalents incl. restricted cash	0.0	0.0	0.0
Current assets excl. assets held for sale	(0.1)	0.0	(0.3)
Assets held for sale	0.0	0.0	(0.3)
Total current assets	(0.1)	0.0	(0.6)
TOTAL ASSETS	(15.9)	(14.6)	(15.2)
EQUITY AND LIABILITIES
Total equity	(13.9)	(12.3)	(11.4)
Liabilities
Non-current tax liability related to held-over gains	0.0	0.0	0.0
Deferred tax liability	0.0	0.0	0.0
Borrowings	0.0	0.0	0.0
Other non-current liabilities	0.0	0.0	0.0
Total non-current liabilities	0.0	0.0	0.0
Borrowings	0.0	0.0	0.0
Trade payables	0.0	0.0	0.0
Current tax liabilities	0.0	0.0	0.0
Other liabilities	(0.1)	0.0	(0.3)
Provisions	0.0	0.0	0.0
Prepayments from customers	(1.9)	(2.3)	(3.5)
Total current liabilities	(2.0)	(2.3)	(3.8)
Total liabilities	(2.0)	(2.3)	(3.8)
TOTAL EQUITY AND LIABILITIES	$ (15.9)	$ (14.6)	$ (15.2)